Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary Of Intangible Assets Net
Intangible assets, net consists of the following:

(in thousands)	September 30, 2022	December 31, 2021
Intangible assets, gross	$2,171,174	$84,955
Accumulated amortization	(93,603)	(737)

Net	$2,077,571	$84,218

Intangible assets, net consists of the following (in thousands):

December 31, 2021
CCRAs
Gross	$84,955
Accumulated amortization	(737)
Net	$84,218

December 31, 2020
CCRAs
Gross	$1,000
Accumulated amortization	(573)
Net	$427

Schedule Of Expected Future Amortization Expense Of Intangible Assets
Future amortization for CCRAs is expected to be as follows:

(in thousands)	CCRAs Amortization
2022 (remaining)	$67,849
2023	271,397
2024	271,324
2025	271,272
2026	271,272
Thereafter	924,457

Total	$2,077,571

Future amortization for CCRAs is expected to be as follows (in thousands):

2022	10,620
2023	10,620
2024	10,547
2025	10,495
2026	10,495
Thereafter	331,441
Total	$84,218